UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2008

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                              March 31, 2008


   Mutual Funds                                        Quantity         Value

	Keeley Small Cap Value	                        15,798	   $   415,799
        Schroder US Opportunities Inv	                18,753	       376,377
        Royce Value Plus Service	                29,989	       373,959
        Bridgeway Small Cap Value N   	                23,695	       366,080
        Pacific Advisors Small Cap A	                10,752	       343,948
        Schneider Small Cap Value Fund	                20,643	       337,927
        Stratton Small Cap Value	                 6,119	       269,179
        Paradigm Value	                                 5,919	       261,158
        Royce Opportunity Inv	                        20,921	       209,003
        Perritt Micro Cap Opportunities	                 7,263	       170,975
        Loomis Sayles Small Cap Growth R	        13,012	       169,161
        Wasatch Advisors Micro Cap	                35,215	       165,160
        Oppenheimer International Small Co.  A	           749	        16,759

                                                                   -----------

	Total Mutual Funds 		                             3,475,485
                                                                   -----------

   Exchange Traded Funds

      Vanguard Index Trust                               4,400         271,260
                                                                   -----------
   Total Exchange Traded Funds                                         271,260


   Short-Term Securities

	TD Ameritrade Money Market		                        29,144
                                                                   -----------

   Total Investments in Securities			             3,775,889

   Other assets 			                               136,380
                                                                   -----------

   Net Assets			                                  $  3,912,269

                                                                    ==========

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                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                   March 31, 2008


   Mutual Funds 		                       Quantity	        Value

 	Janus Contrarian 	                        24,505	   $   441,584
        Primecap Odyssey Aggressive Growth 	        29,733	       394,560
        Columbia Value and Restructuring	         7,324	       382,477
        Marisco 21st Century	                        25,307	       379,104
        Fairholme	                                11,861	       364,498
        Mainstay ICAP Select Equity I	                 9,852	       350,523
        Schneider Value 	                        17,978	       343,205
        American Funds Growth Fund of America F	         8,792	       340,588
        Brandywine Blue	                                10,384	       321,706
        Dodge & Cox Stock	                         2,738	       320,608
        Hartford Capital Appreciation A 	         8,427	       301,771
        Fidelity Leveraged 	                         9,736	       287,007
        Cambiar Opportunity Inv	                        16,395	       286,746
        Rainier Mid Cap Equity 	                         7,269	       286,621
        Homestead Value	                                 8,633	       271,522
        Amana Trust Growth	                        12,742	       271,398
        Artisan Mid Cap Value	                        14,272	       250,611
        FMI Large Cap 	                                16,160	       233,032
        Amana Trust Income	                         6,456	       191,866


                                                                   -----------

	Total Mutual Funds 		                             6,019,427
                                                                   -----------

   Short-Term Securities

	TD Ameritrade Money Market		                       160,654
                                                                   -----------

   Total Investments in Securities			             6,180,081

   Other assets 			                                44,619
                                                                   -----------

   Net Assets			                                   $ 6,224,700

                                                                   ===========

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                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                              March 31, 2008

   Mutual Funds and Exchange Traded Funds	       Quantity	        Value

        Ivy Asset Strategy Y	                        8,720	   $   236,216
        Diamond Hill Long-Short I	               10,965	       201,535
        TFS Market Neutral	                       14,001	       199,791
        Leuthold Asset Allocation	               17,983	       198,714
        T. Rowe Price Latin America	                3,848	       196,911
        Permanent Portfolio 	                        4,841	       181,133
        Bruce	                                          494	       163,733
        US Global Investors Global Resources	        8,249	       136,431
        Metzler/Payden European Emerging Markets	3,974	       135,847
        US Global Investors World Precious Minerals	4,872	       129,410
        Driehaus Emerging Markets Growth	        3,275	       124,336
        Wintergreen	                                8,811	       120,176
        Blackrock Health Sciences	                4,142	       113,172
        Quant Foreign Value 	                        5,473	       108,746
        Julius Baer International Equity II	        6,592	       102,637
        Kinetics New Paradigm	                        3,888	       100,855
        Harbor International 	                        1,461	        96,129
        Janus Overseas	                                1,929	        95,448
        Cullen International High Dividend Retail 	7,262	        94,626
        T. Rowe Price Health Sciences 	                3,771	        94,382
        MFS Utilities A	                                5,230	        91,370
        Fidelity Southeast Asia	                        2,731	        88,394
        Ralph Parks Cyclical Equity 	                9,524	        88,000
        CGM Realty 	                                2,502	        74,734
        CGM Focus	                                1,429	        69,142
        Alpine International Real Estate Equity 	1,929	        65,702
        Guinness Atkinson Alternation Energy 	        3,056	        41,473

                                                                   -----------

	Total Mutual Funds 		                             3,349,043
                                                                   -----------

   Short-Term Securities

	TD Ameritrade Money Market		                       313,334
                                                                   -----------

   Total Investments in Securities			             3,662,377

   Other assets 			                                42,805
                                                                   -----------

   Net Assets			                                   $ 3,705,182
                                                                   ===========

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Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: May 27, 2008